Fair Value Measurements	12 Months Ended
Dec. 31, 2010
Fair Value of Financial Instruments [Abstract]
Fair Value Disclosures [Text Block]
Fair Value Measurements

Fair Value of Financial Instruments

Our financial instruments include cash, cash equivalents, receivables, accounts payable and borrowings. At December 31, 2010 and 2009, the fair values of cash and cash equivalents, receivables and accounts payable approximated carrying values because of the short-term nature of these instruments. At December 31, 2010 and 2009, the estimated fair value of the borrowings was based on estimated rates for long-term debt with similar debt ratings held by comparable companies. The carrying amount and estimated fair value for borrowings are as follows:

	December 31, 2010		December 31, 2009
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Borrowings (short and long term)	$131,629	$146,796	$141,927	$148,425

The authoritative guidance establishes a common definition of fair value to be applied under GAAP, which requires the use of fair value, establishes a framework for measuring fair value and expands disclosure about such fair value measurements.

We endeavor to utilize the best available information in measuring fair value. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

Fair Value Hierarchy

The authoritative guidance specifies a hierarchy of valuation techniques based upon whether the inputs to those valuation techniques reflect assumptions other market participants would use based upon market data obtained from independent sources (observable inputs) or reflect our own assumptions of market participant valuation (unobservable inputs). In accordance with the authoritative guidance, these two types of inputs have created the following fair value hierarchy:

•	Level 1 - Quoted prices in active markets that are unadjusted and accessible at the measurement date for identical, unrestricted assets or liabilities;

•
Level 2 - Quoted prices for identical assets and liabilities in markets that are not active, quoted prices for similar assets and liabilities in active markets or financial instruments for which significant inputs are observable, either directly or indirectly;

•	Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The authoritative guidance requires the use of observable market data if such data is available without undue cost and effort.

Items Measured at Fair Value on a Recurring Basis

The following table sets forth our financial assets and liabilities that were accounted for, at fair value on a recurring basis:

	December 31, 2010			December 31, 2009
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Investments (1)	$—	$—	$—	$968	$—	$—
Liabilities
Derivative liability (2)	$—	$1,096	$—	$—	$1,096	$—

(1)	Included in other assets and valued at closing market price of the individual investment.

(2)
$10,000 Gores equity commitment which is included in accrued expenses and other liabilities was valued by applying the Black-Scholes model using the Monte Carlo simulation to estimate the price of our common stock on the derivative's expiration date and to estimate the expected volatility of the derivative by using the aforementioned trailing 30-day weighted average of our common stock's closing price.

Items Measured at Fair Value on a Non-Recurring Basis

In addition to assets and liabilities recorded at fair value on a recurring basis, we are also required to record assets and liabilities at fair value on a nonrecurring basis. Generally, assets are recorded at fair value on a nonrecurring basis as a result of impairment charges or similar adjustments made to the carrying value of the applicable assets. Assets measured at fair value on a nonrecurring basis are as follows:

	December 31, 2009	Level 1	Level 2	Level 3	Total Losses
Other long-term assets
Intangible assets	$29,586	—	—	$29,586	—
Goodwill	25,912	—	—	25,912	—
	$55,498	—	—	$55,498	—

	December 31, 2010	Level 1	Level 2	Level 3	Total Losses
Other long-term assets
Intangible assets	$26,262	—	—	$26,262	—
Goodwill	25,796	—	—	25,796	—
	$52,058	—	—	$52,058	—